Revenues (Details) - Schedule of disaggregated based on the timing of revenue recognition - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Revenues (Details) - Schedule of disaggregated based on the timing of revenue recognition [Line Items]
Total Revenues	$ 159,009	$ 127,892	$ 440,203	$ 378,422
Revenues recognized in point in time [Member]
Revenues (Details) - Schedule of disaggregated based on the timing of revenue recognition [Line Items]
Total Revenues	120,944	93,935	333,298	270,406
Revenues recognized over time [Member]
Revenues (Details) - Schedule of disaggregated based on the timing of revenue recognition [Line Items]
Total Revenues	38,065	33,957	106,905	108,016
Products [Member]
Revenues (Details) - Schedule of disaggregated based on the timing of revenue recognition [Line Items]
Total Revenues	108,888	83,548	299,517	240,597
Products [Member] | Revenues recognized in point in time [Member]
Revenues (Details) - Schedule of disaggregated based on the timing of revenue recognition [Line Items]
Total Revenues	108,888	83,548	299,517	240,597
Services [Member]
Revenues (Details) - Schedule of disaggregated based on the timing of revenue recognition [Line Items]
Total Revenues	50,121	44,344	140,686	137,825
Services [Member] | Revenues recognized in point in time [Member]
Revenues (Details) - Schedule of disaggregated based on the timing of revenue recognition [Line Items]
Total Revenues	12,056	10,387	33,781	29,809
Services [Member] | Revenues recognized over time [Member]
Revenues (Details) - Schedule of disaggregated based on the timing of revenue recognition [Line Items]
Total Revenues	$ 38,065	$ 33,957	$ 106,905	$ 108,016